Long-term debt (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022	May 14, 2023	Aug. 31, 2021	May 14, 2021
Long-term debt
Total borrowings	$ 390,694	$ 227,349		$ 64,115
Current portion of long-term debt	293,980	72,090		10,179
Long-term debt, noncurrent	96,714	155,259		53,936
Borrowings interest rate			10.00%		10.00%
The government assistance loan maturing by December 31, 2025
Long-term debt
Total borrowings	$ 40,000	$ 39,342		36,972
Borrowings interest rate	5.00%	5.00%
Term loan maturing April 2024
Long-term debt
Total borrowings				$ 27,143
Borrowings interest rate		5.80%
Monthly instalments		$ 848
Term loan maturing January 2025
Long-term debt
Total borrowings	$ 350,694	188,007
Monthly instalments	$ 23,337	$ 7,372
Term loan maturing January 2025 | Minimum.
Long-term debt
Borrowings interest rate	9.44%	9.44%
Term loan maturing January 2025 | Maximum.
Long-term debt
Borrowings interest rate	12.90%	10.71%